Logan Capital Large Cap Core Fund
Logan Capital Large Cap Core Fund
Investment Objective
The Logan Capital Large Cap Core Fund (the “Large Cap Core Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Large Cap Core Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Logan Capital Large Cap Core Fund	Institutional Class	Investor Class
Redemption Fee (as a percentage of amount redeemed on shares held for 180 days or less)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Logan Capital Large Cap Core Fund		Institutional Class	Investor Class
Management Fees		0.70%	0.70%
Distribution and Service (Rule 12b-1) Fees		none	0.25%
Other Expenses (includes Shareholder Servicing Plan Fee)	[1]	0.79%	0.79%
Shareholder Servicing Plan Fee		0.10%	0.10%
Total Annual Fund Operating Expenses		1.49%	1.74%
Less: Fee Waiver and Expense Reimbursement	[2]	(0.24%)	(0.24%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.25%	1.50%
[1]	Other expenses are based on estimated Large Cap Core Fund expenses for the current fiscal year.
[2]	Logan Capital Management, Inc. (the "Advisor") has contractually agreed to waive a portion or all of its management fees and pay Large Cap Core Fund expenses in order to limit Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, taxes, interest expense, dividends on securities sold short and extraordinary expenses) to 1.25% and 1.50% of average daily net assets of the Fund's Institutional Class shares and Investor Class shares, respectively (the "Expense Caps"). The Expense Caps will remain in effect through at least August 27, 2016, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Example
This Example is intended to help you compare the cost of investing in the Large Cap Core Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year)

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Logan Capital Large Cap Core Fund - USD ($)	1 Year	3 Years
Institutional Class	127	447
Investor Class	153	525

Portfolio Turnover
The Large Cap Core Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  As the Fund is new, it does not have any portfolio turnover as of the date of this Prospectus.

Principal Investment Strategies of the Fund
Under normal market conditions, the Large Cap Core Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in large capitalization equity securities.  The Fund expects to invest principally in securities that are traded on U.S. securities exchanges. For purposes of the Fund’s investments, large capitalization securities are those whose market capitalization at the time of purchase falls within the range of the Russell 1000® Index.  As of the most recent reconstitution as of June 30, 2015, companies in the Russell 1000® Index had market capitalizations ranging from $1.58 billion to $715.6 billion.  Equity securities in which the Fund may invest include common stocks, preferred stocks, ADRs, rights and warrants, and may include securities of companies that are offered pursuant to an IPO.  The Fund may invest up to 20% of its total assets in securities of foreign issuers, including issuers in emerging markets.  Additionally, the Fund may invest up to 15% of its total assets in other investment companies, including ETFs, and may purchase and sell options on equities and stock indices with respect to 10% of its total assets.  The Fund may also sell securities short with respect to 10% of its total assets.

The Large Cap Core Fund will invest using two separately managed disciplined equity styles – growth (with a target of approximately 50% to 60% of the Fund’s net assets) and value (with a target of approximately 50% to 40% of the Fund’s net assets).

With respect to the growth style, the Fund’s investment process is “bottom up” and focused on superior security selection.  The investment team utilizes a three-component process that includes top-down macroeconomic analysis, fundamental research and technical analysis.  For a stock to be eligible for portfolio inclusion, it must pass all three independent components of this process.

1)
Macroeconomic analysis – To aid in security selection, the Advisor begins by analyzing macroeconomic factors including, but not limited to, trends in real gross domestic product (“GDP”) growth, short and long-term interest rates, yield curve, inflation, Federal Reserve actions, productivity gains and corporate cash flow.

2)
Fundamental analysis – Investment ideas are generated utilizing the Advisor’s proprietary ranking and screening tool which assigns a score, based on a number of factors, to a broad universe of stocks, giving the Advisor an advantage when evaluating new opportunities. Factors considered include, but are not limited to, market expansion opportunities, market dominance and/or pricing power, significant barriers to entry and a strong balance sheet.

3)	Technical analysis – Evaluation that examines a stock’s pricing behavior and chart patterns to determine an uptrend or downtrend and other characteristics.

With respect to the value style, the Advisor seeks to identify financially stable, high dividend yielding companies.  The buy discipline seeks to screen from a universe of all stocks traded on U.S. exchanges. Factors used to screen these companies include, but are not limited to, market capitalization, cash flow, financial leverage, modest valuations and price volatility.  The remaining companies are then further refined to include those companies with the highest dividend yield.

The Advisor may sell a position when it no longer qualifies for purchase under its respective buy discipline.

The Large Cap Core Fund may also invest up to 100% of the Fund’s total assets in cash, cash equivalents, and high-quality, short-term debt securities, money market mutual funds and money market instruments for temporary defensive purposes.

Principal Investment Risks
Losing all or a portion of your money on your investment is a risk of investing in the Fund.  The following additional risks could affect the value of your investment:

•
Management Risk.  The Large Cap Core Fund is an actively managed portfolio.  The Advisor’s management practices and investment strategies might not produce the desired results.  The Advisor may be incorrect in its assessment of a stock’s appreciation potential.

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Market Risk. The prices of the securities in which the Large Cap Core Fund invests may decline for a number of reasons.  These reasons may include changing economic circumstances and/or perceptions about the creditworthiness of individual issuers.

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Equity Risk.  The equity securities held by the Large Cap Core Fund may experience sudden, unpredictable drops in value or long periods of decline in value that could affect the value of the Fund’s shares and the total return on your investment.

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Growth Style Investment Risk.  Growth stocks can perform differently from the market as a whole and from other types of stocks.  While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising or falling in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term.

•
Value Style Investment Risk.  Value stocks can perform differently from the market as a whole and from other types of stocks.  Value stocks may be purchased based upon the belief that a given security may be out of favor; that belief may be misplaced or the security may stay out of favor for an extended period of time.

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Investment Company Risk.  When the Large Cap Core Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds.  The Fund also will incur brokerage costs when it purchases ETFs.

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Foreign Securities and Emerging Markets Risk.  Foreign investments are subject to special risks.  Foreign securities may be more volatile and less liquid than domestic (U.S.) securities, which could affect the Fund’s investments.  Securities markets of other countries are generally smaller than U.S. securities markets.  Emerging markets are more volatile than the markets of developed countries.

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Options Risk.  Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities.  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.

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Initial Public Offering Risk.  The market value of IPO shares may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer.  The purchase of IPO shares may involve high transaction costs.  IPO shares are subject to market risk and liquidity risk.  When the Large Cap Core Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund.

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Short Sales Risk.  A short sale is the sale by the Large Cap Core Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position.  A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions.

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New Fund Risk. The Large Cap Core Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

Performance
When the Large Cap Core Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is available on the Fund’s website at www.logancapital.com/funds or by calling the Fund toll-free at 1-855-215-1200.